AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jan ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.1%
Options on ETF – 101.1%
SPDR S&P 500 ETF Trust	December 2026	$5.05	834	$421,170	$61,530,360
Total Options Purchased – Calls (Cost $56,639,207)				421,170	61,530,360
OPTION PURCHASED – PUTS(b)(c) – 1.6%
Options on ETF – 1.6%
SPDR S&P 500 ETF Trust	December 2026	681.85	834	56,866,290	976,747
Total Options Purchased – Puts (Cost $3,146,313)				56,866,290	976,747

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Corporation, Tokyo, 2.980%, 8/03/26(d)	$239,652	239,652
Total Short-Term Investments (Cost $239,652)		239,652
Total Investments – 103.1% (Cost $60,025,172)		62,746,759
Other assets less liabilities – (3.1)%		(1,879,561)
Net Assets – 100.0%		$60,867,198

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$788.30	834	$824,136	$65,744,220	$(1,131,079)
				$824,136	$65,744,220	$(1,131,079)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$613.73	834	$1,639,512	$51,185,082	$(473,403)
				$1,639,512	$51,185,082	$(473,403)
TOTAL OPTIONS WRITTEN				$2,463,648	$116,929,302	$(1,604,482)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

1

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jan ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

2

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jan ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer10 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$61,530,360	$—	$61,530,360
Option Purchased - Puts	—	976,747	—	976,747
Short-Term Investments
Time Deposits	239,652	—	—	239,652
Total Assets	$239,652	$62,507,107	$—	$62,746,759
Liabilities
Call Options Written	$—	$(1,131,079)	$—	$(1,131,079)
Put Options Written	—	(473,403)	—	(473,403)
Total Liabilities	$—	$(1,604,482)	$—	$(1,604,482)

3

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Feb ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.8%
Options on ETF – 100.8%
SPDR S&P 500 ETF Trust	January 2027	$5.12	2,174	$1,113,088	$160,523,421
Total Options Purchased – Calls (Cost $150,382,176)				1,113,088	160,523,421
OPTION PURCHASED – PUTS(b)(c) – 2.1%
Options on ETF – 2.1%
SPDR S&P 500 ETF Trust	January 2027	691.90	2,174	150,419,060	3,288,805
Total Options Purchased – Puts (Cost $7,867,179)				150,419,060	3,288,805

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$408,505	408,505
Total Short-Term Investments (Cost $408,505)		408,505
Total Investments – 103.2% (Cost $158,657,860)		164,220,731
Other assets less liabilities – (3.2)%		(5,129,704)
Net Assets – 100.0%		$159,091,027

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$799.02	2,174	$2,465,712	$173,706,948	$(2,998,772)
				$2,465,712	$173,706,948	$(2,998,772)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$622.77	2,174	$4,435,228	$135,390,198	$(1,651,936)
				$4,435,228	$135,390,198	$(1,651,936)
TOTAL OPTIONS WRITTEN				$6,900,940	$309,097,146	$(4,650,708)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

4

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Feb ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

5

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Feb ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer10 Feb ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$160,523,421	$—	$160,523,421
Option Purchased - Puts	—	3,288,805	—	3,288,805
Short-Term Investments
Time Deposits	408,505	—	—	408,505
Total Assets	$408,505	$163,812,226	$—	$164,220,731
Liabilities
Call Options Written	$—	$(2,998,772)	$—	$(2,998,772)
Put Options Written	—	(1,651,936)	—	(1,651,936)
Total Liabilities	$—	$(4,650,708)	$—	$(4,650,708)

6

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Mar ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.8%
Options on ETF – 101.8%
SPDR S&P 500 ETF Trust	February 2027	$5.08	421	$213,868	$31,101,543
Total Options Purchased – Calls (Cost $28,359,064)				213,868	31,101,543
OPTION PURCHASED – PUTS(b)(c) – 2.2%
Options on ETF – 2.2%
SPDR S&P 500 ETF Trust	February 2027	685.92	421	28,877,232	675,415
Total Options Purchased – Puts (Cost $1,799,827)				28,877,232	675,415

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$45,516	45,516
Total Short-Term Investments (Cost $45,516)		45,516
Total Investments – 104.1% (Cost $30,204,407)		31,822,474
Other assets less liabilities – (4.1)%		(1,255,910)
Net Assets – 100.0%		$30,566,564

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2027	$794.99	421	$436,026	$33,469,079	$(808,131)
				$436,026	$33,469,079	$(808,131)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2027	$617.39	421	$1,052,755	$25,992,119	$(356,166)
				$1,052,755	$25,992,119	$(356,166)
TOTAL OPTIONS WRITTEN				$1,488,781	$59,461,198	$(1,164,297)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

7

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Mar ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

8

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Mar ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer10 Mar ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$31,101,543	$—	$31,101,543
Option Purchased - Puts	—	675,415	—	675,415
Short-Term Investments
Time Deposits	45,516	—	—	45,516
Total Assets	$45,516	$31,776,958	$—	$31,822,474
Liabilities
Call Options Written	$—	$(808,131)	$—	$(808,131)
Put Options Written	—	(356,166)	—	(356,166)
Total Liabilities	$—	$(1,164,297)	$—	$(1,164,297)

9

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Apr ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 105.0%
Options on ETF – 105.0%
SPDR S&P 500 ETF Trust	March 2027	$4.81	657	$316,017	$48,442,647
Total Options Purchased – Calls (Cost $43,845,517)				316,017	48,442,647
OPTION PURCHASED – PUTS(b)(c) – 1.9%
Options on ETF – 1.9%
SPDR S&P 500 ETF Trust	March 2027	650.27	657	42,722,739	881,300
Total Options Purchased – Puts (Cost $2,946,348)				42,722,739	881,300

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Citibank, New York, 2.980%, 8/03/26(d)	$58,671	58,671
Total Short-Term Investments (Cost $58,671)		58,671
Total Investments – 107.0% (Cost $46,850,536)		49,382,618
Other assets less liabilities – (7.0)%		(3,223,876)
Net Assets – 100.0%		$46,158,742

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2027	$762.78	657	$844,782	$50,114,646	$(2,603,822)
				$844,782	$50,114,646	$(2,603,822)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2027	$585.31	657	$1,448,283	$38,454,867	$(502,224)
				$1,448,283	$38,454,867	$(502,224)
TOTAL OPTIONS WRITTEN				$2,293,065	$88,569,513	$(3,106,046)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

10

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Apr ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

11

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Apr ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer10 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$48,442,647	$—	$48,442,647
Option Purchased - Puts	—	881,300	—	881,300
Short-Term Investments
Time Deposits	58,671	—	—	58,671
Total Assets	$58,671	$49,323,947	$—	$49,382,618
Liabilities
Call Options Written	$—	$(2,603,822)	$—	$(2,603,822)
Put Options Written	—	(502,224)	—	(502,224)
Total Liabilities	$—	$(3,106,046)	$—	$(3,106,046)

12

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 May ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.0%
Options on ETF – 100.0%
SPDR S&P 500 ETF Trust	April 2027	$5.32	3,135	$1,667,820	$231,055,708
Total Options Purchased – Calls (Cost $222,713,364)				1,667,820	231,055,708
OPTION PURCHASED – PUTS(b)(c) – 3.6%
Options on ETF – 3.6%
SPDR S&P 500 ETF Trust	April 2027	718.59	3,135	225,277,965	8,367,064
Total Options Purchased – Puts (Cost $12,886,327)				225,277,965	8,367,064

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
DBS Bank Ltd., Singapore, 2.980%, 8/03/26(d)	$386,859	386,859
Total Short-Term Investments (Cost $386,859)		386,859
Total Investments – 103.8% (Cost $235,986,550)		239,809,631
Other assets less liabilities – (3.8)%		(8,874,106)
Net Assets – 100.0%		$230,935,525

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2027	$835.80	3,135	$3,735,041	$262,023,300	$(3,945,868)
				$3,735,041	$262,023,300	$(3,945,868)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2027	$646.79	3,135	$7,504,753	$202,768,665	$(4,531,360)
				$7,504,753	$202,768,665	$(4,531,360)
TOTAL OPTIONS WRITTEN				$11,239,794	$464,791,965	$(8,477,228)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

13

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 May ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

14

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 May ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer10 May ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$231,055,708	$—	$231,055,708
Option Purchased - Puts	—	8,367,064	—	8,367,064
Short-Term Investments
Time Deposits	386,859	—	—	386,859
Total Assets	$386,859	$239,422,772	$—	$239,809,631
Liabilities
Call Options Written	$—	$(3,945,868)	$—	$(3,945,868)
Put Options Written	—	(4,531,360)	—	(4,531,360)
Total Liabilities	$—	$(8,477,228)	$—	$(8,477,228)

15

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jun ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.3%
Options on ETF – 98.3%
SPDR S&P 500 ETF Trust	May 2027	$5.60	1,538	$861,280	$113,359,489
Total Options Purchased – Calls (Cost $114,053,592)				861,280	113,359,489
OPTION PURCHASED – PUTS(b)(c) – 5.2%
Options on ETF – 5.2%
SPDR S&P 500 ETF Trust	May 2027	756.40	1,538	116,334,320	5,983,974
Total Options Purchased – Puts (Cost $6,752,037)				116,334,320	5,983,974

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
JP Morgan Chase & Co., New York, 2.980%, 8/03/26(d)	$145,403	145,403
Total Short-Term Investments (Cost $145,403)		145,403
Total Investments – 103.6% (Cost $120,951,032)		119,488,866
Other assets less liabilities – (3.6)%		(4,123,021)
Net Assets – 100.0%		$115,365,845

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2027	$889.41	1,538	$1,727,477	$136,791,258	$(795,100)
				$1,727,477	$136,791,258	$(795,100)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2027	$680.83	1,538	$3,860,397	$104,711,654	$(3,197,164)
				$3,860,397	$104,711,654	$(3,197,164)
TOTAL OPTIONS WRITTEN				$5,587,874	$241,502,912	$(3,992,264)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

16

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jun ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

17

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jun ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer10 Jun ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$113,359,489	$—	$113,359,489
Option Purchased - Puts	—	5,983,974	—	5,983,974
Short-Term Investments
Time Deposits	145,403	—	—	145,403
Total Assets	$145,403	$119,343,463	$—	$119,488,866
Liabilities
Call Options Written	$—	$(795,100)	$—	$(795,100)
Put Options Written	—	(3,197,164)	—	(3,197,164)
Total Liabilities	$—	$(3,992,264)	$—	$(3,992,264)

18

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jul ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.9%
Options on ETF – 98.9%
SPDR S&P 500 ETF Trust	June 2027	$5.53	757	$418,621	$55,675,404
Total Options Purchased – Calls (Cost $55,764,847)				418,621	55,675,404
OPTION PURCHASED – PUTS(b)(c) – 5.2%
Options on ETF – 5.2%
SPDR S&P 500 ETF Trust	June 2027	746.70	757	56,525,190	2,904,670
Total Options Purchased – Puts (Cost $3,127,461)				56,525,190	2,904,670

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
DBS Bank Ltd., Singapore, 2.980%, 8/03/26(d)	$18,022	18,022
Total Short-Term Investments (Cost $18,022)		18,022
Total Investments – 104.1% (Cost $58,910,330)		58,598,096
Other assets less liabilities – (4.1)%		(2,329,427)
Net Assets – 100.0%		$56,268,669

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2027	$875.81	757	$877,006	$66,298,817	$(665,168)
				$877,006	$66,298,817	$(665,168)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2027	$672.09	757	$1,736,947	$50,877,213	$(1,627,232)
				$1,736,947	$50,877,213	$(1,627,232)
TOTAL OPTIONS WRITTEN				$2,613,953	$117,176,030	$(2,292,400)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

19

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jul ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

20

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jul ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer10 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$55,675,404	$—	$55,675,404
Option Purchased - Puts	—	2,904,670	—	2,904,670
Short-Term Investments
Time Deposits	18,022	—	—	18,022
Total Assets	$18,022	$58,580,074	$—	$58,598,096
Liabilities
Call Options Written	$—	$(665,168)	$—	$(665,168)
Put Options Written	—	(1,627,232)	—	(1,627,232)
Total Liabilities	$—	$(2,292,400)	$—	$(2,292,400)

21

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Aug ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	July 2027	$5.53	403	$222,859	$29,617,679
Total Options Purchased – Calls (Cost $29,619,230)				222,859	29,617,679
OPTION PURCHASED – PUTS(b)(c) – 5.5%
Options on ETF – 5.5%
SPDR S&P 500 ETF Trust	July 2027	746.96	403	30,102,488	1,631,747
Total Options Purchased – Puts (Cost $1,633,299)				30,102,488	1,631,747

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 8/03/26(d)	$203,537	203,537
Total Short-Term Investments (Cost $203,537)		203,537
Total Investments – 105.4% (Cost $31,456,066)		31,452,963
Other assets less liabilities – (5.4)%		(1,620,333)
Net Assets – 100.0%		$29,832,630

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2027	$874.77	403	$432,076	$35,253,231	$(433,628)
				$432,076	$35,253,231	$(433,628)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2027	$672.33	403	$934,617	$27,094,899	$(936,169)
				$934,617	$27,094,899	$(936,169)
TOTAL OPTIONS WRITTEN				$1,366,693	$62,348,130	$(1,369,797)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

22

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Aug ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

23

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Aug ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer10 Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$29,617,679	$—	$—	$29,617,679
Option Purchased - Puts	1,631,747	—	—	1,631,747
Short-Term Investments
Time Deposits	203,537	—	—	203,537
Total Assets	$31,452,963	$—	$—	$31,452,963
Liabilities
Call Options Written	$(433,628)	$—	$—	$(433,628)
Put Options Written	(936,169)	—	—	(936,169)
Total Liabilities	$(1,369,797)	$—	$—	$(1,369,797)

24

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Sep ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.4%
Options on ETF – 102.4%
SPDR S&P 500 ETF Trust	August 2026	$4.77	458	$218,466	$33,978,557
Total Options Purchased – Calls (Cost $29,080,581)				218,466	33,978,557
OPTION PURCHASED – PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	August 2026	644.99	458	29,540,542	29,115
Total Options Purchased – Puts (Cost $1,575,451)				29,540,542	29,115

	Principal
SHORT-TERM INVESTMENTS – 1.7%
Time Deposits – 1.7%
Citibank, New York, 2.980%, 8/03/26(d)	$550,928	550,928
Total Short-Term Investments (Cost $550,928)		550,928
Total Investments – 104.2% (Cost $31,206,960)		34,558,600
Other assets less liabilities – (4.2)%		(1,407,436)
Net Assets – 100.0%		$33,151,164

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$739.81	458	$373,339	$33,883,298	$(793,888)
				$373,339	$33,883,298	$(793,888)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$580.55	458	$853,860	$26,589,190	$(11,491)
				$853,860	$26,589,190	$(11,491)
TOTAL OPTIONS WRITTEN				$1,227,199	$60,472,488	$(805,379)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

25

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Sep ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

26

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Sep ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer10 Sep ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$33,978,557	$—	$33,978,557
Option Purchased - Puts	—	29,115	—	29,115
Short-Term Investments
Time Deposits	550,928	—	—	550,928
Total Assets	$550,928	$34,007,672	$—	$34,558,600
Liabilities
Call Options Written	$—	$(793,888)	$—	$(793,888)
Put Options Written	—	(11,491)	—	(11,491)
Total Liabilities	$—	$(805,379)	$—	$(805,379)

27

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Oct ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.0%
Options on ETF – 101.0%
SPDR S&P 500 ETF Trust	September 2026	$4.93	769	$379,117	$56,882,230
Total Options Purchased – Calls (Cost $51,257,684)				379,117	56,882,230
OPTION PURCHASED – PUTS(b)(c) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	September 2026	666.11	769	51,223,859	239,536
Total Options Purchased – Puts (Cost $2,765,258)				51,223,859	239,536

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$323,459	323,459
Total Short-Term Investments (Cost $323,459)		323,459
Total Investments – 102.0% (Cost $54,346,401)		57,445,225
Other assets less liabilities – (2.0)%		(1,137,634)
Net Assets – 100.0%		$56,307,591

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$765.24	769	$806,245	$58,846,956	$(676,535)
				$806,245	$58,846,956	$(676,535)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$599.56	769	$1,410,524	$46,106,164	$(94,479)
				$1,410,524	$46,106,164	$(94,479)
TOTAL OPTIONS WRITTEN				$2,216,769	$104,953,120	$(771,014)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

28

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Oct ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

29

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Oct ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer10 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$56,882,230	$—	$56,882,230
Option Purchased - Puts	—	239,536	—	239,536
Short-Term Investments
Time Deposits	323,459	—	—	323,459
Total Assets	$323,459	$57,121,766	$—	$57,445,225
Liabilities
Call Options Written	$—	$(676,535)	$—	$(676,535)
Put Options Written	—	(94,479)	—	(94,479)
Total Liabilities	$—	$(771,014)	$—	$(771,014)

30

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Nov ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.0%
Options on ETF – 100.0%
SPDR S&P 500 ETF Trust	October 2026	$5.05	403	$203,515	$29,810,748
Total Options Purchased – Calls (Cost $26,986,077)				203,515	29,810,748
OPTION PURCHASED – PUTS(b)(c) – 0.9%
Options on ETF – 0.9%
SPDR S&P 500 ETF Trust	October 2026	681.99	403	27,484,197	272,779
Total Options Purchased – Puts (Cost $1,645,825)				27,484,197	272,779

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 8/03/26(d)	$163,916	163,916
Total Short-Term Investments (Cost $163,916)		163,916
Total Investments – 101.5% (Cost $28,795,818)		30,247,443
Other assets less liabilities – (1.5)%		(446,749)
Net Assets – 100.0%		$29,800,694

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$796.37	403	$400,726	$32,093,711	$(169,957)
				$400,726	$32,093,711	$(169,957)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$613.85	403	$954,306	$24,738,155	$(112,796)
				$954,306	$24,738,155	$(112,796)
TOTAL OPTIONS WRITTEN				$1,355,032	$56,831,866	$(282,753)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

31

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Nov ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

32

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Nov ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer10 Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$29,810,748	$—	$29,810,748
Option Purchased - Puts	—	272,779	—	272,779
Short-Term Investments
Time Deposits	163,916	—	—	163,916
Total Assets	$163,916	$30,083,527	$—	$30,247,443
Liabilities
Call Options Written	$—	$(169,957)	$—	$(169,957)
Put Options Written	—	(112,796)	—	(112,796)
Total Liabilities	$—	$(282,753)	$—	$(282,753)

33

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Dec ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.4%
Options on ETF – 100.4%
SPDR S&P 500 ETF Trust	November 2026	$5.06	1,700	$860,200	$125,750,377
Total Options Purchased – Calls (Cost $114,145,906)				860,200	125,750,377
OPTION PURCHASED – PUTS(b)(c) – 1.3%
Options on ETF – 1.3%
SPDR S&P 500 ETF Trust	November 2026	683.32	1,700	116,164,400	1,582,360
Total Options Purchased – Puts (Cost $6,719,301)				116,164,400	1,582,360

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 8/03/26(d)	$432,767	432,767
Total Short-Term Investments (Cost $432,767)		432,767
Total Investments – 102.0% (Cost $121,297,974)		127,765,504
Other assets less liabilities – (2.0)%		(2,546,300)
Net Assets – 100.0%		$125,219,204

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$796.92	1,700	$1,586,195	$135,476,400	$(1,239,759)
				$1,586,195	$135,476,400	$(1,239,759)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$615.05	1,700	$3,871,955	$104,558,500	$(713,813)
				$3,871,955	$104,558,500	$(713,813)
TOTAL OPTIONS WRITTEN				$5,458,150	$240,034,900	$(1,953,572)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

34

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Dec ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

35

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Dec ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer10 Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$125,750,377	$—	$125,750,377
Option Purchased - Puts	—	1,582,360	—	1,582,360
Short-Term Investments
Time Deposits	432,767	—	—	432,767
Total Assets	$432,767	$127,332,737	$—	$127,765,504
Liabilities
Call Options Written	$—	$(1,239,759)	$—	$(1,239,759)
Put Options Written	—	(713,813)	—	(713,813)
Total Liabilities	$—	$(1,953,572)	$—	$(1,953,572)

36

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jan ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 103.2%
Options on ETF – 103.2%
SPDR S&P 500 ETF Trust	December 2026	$5.11	4,859	$2,482,949	$358,455,816
Total Options Purchased – Calls (Cost $326,925,210)				2,482,949	358,455,816
OPTION PURCHASED – PUTS(b)(c) – 1.6%
Options on ETF – 1.6%
SPDR S&P 500 ETF Trust	December 2026	681.99	4,859	331,378,941	5,699,510
Total Options Purchased – Puts (Cost $18,061,578)				331,378,941	5,699,510

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Citibank, New York, 2.980%, 8/03/26(d)	$1,245,442	1,245,442
Total Short-Term Investments (Cost $1,245,442)		1,245,442
Total Investments – 105.2% (Cost $346,232,230)		365,400,768
Other assets less liabilities – (5.2)%		(17,974,936)
Net Assets – 100.0%		$347,425,832

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$753.32	4,859	$9,772,468	$366,038,188	$(15,087,389)
				$9,772,468	$366,038,188	$(15,087,389)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$545.54	4,859	$5,633,907	$265,077,886	$(1,448,079)
				$5,633,907	$265,077,886	$(1,448,079)
TOTAL OPTIONS WRITTEN				$15,406,375	$631,116,074	$(16,535,468)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

37

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jan ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

38

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jan ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer20 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$358,455,816	$—	$358,455,816
Option Purchased - Puts	—	5,699,510	—	5,699,510
Short-Term Investments
Time Deposits	1,245,442	—	—	1,245,442
Total Assets	$1,245,442	$364,155,326	$—	$365,400,768
Liabilities
Call Options Written	$—	$(15,087,389)	$—	$(15,087,389)
Put Options Written	—	(1,448,079)	—	(1,448,079)
Total Liabilities	$—	$(16,535,468)	$—	$(16,535,468)

39

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Feb ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.6%
Options on ETF – 102.6%
SPDR S&P 500 ETF Trust	January 2027	$5.19	2,746	$1,425,174	$202,739,871
Total Options Purchased – Calls (Cost $190,060,071)				1,425,174	202,739,871
OPTION PURCHASED – PUTS(b)(c) – 2.1%
Options on ETF – 2.1%
SPDR S&P 500 ETF Trust	January 2027	692.04	2,746	190,034,184	4,160,135
Total Options Purchased – Puts (Cost $9,771,475)				190,034,184	4,160,135

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Citibank, New York, 2.980%, 8/03/26(d)	$421,471	421,471
Total Short-Term Investments (Cost $421,471)		421,471
Total Investments – 104.9% (Cost $200,253,017)		207,321,477
Other assets less liabilities – (4.9)%		(9,731,138)
Net Assets – 100.0%		$197,590,339

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$765.18	2,746	$6,212,157	$210,118,428	$(8,046,714)
				$6,212,157	$210,118,428	$(8,046,714)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$553.58	2,746	$3,112,055	$152,013,068	$(1,108,945)
				$3,112,055	$152,013,068	$(1,108,945)
TOTAL OPTIONS WRITTEN				$9,324,212	$362,131,496	$(9,155,659)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

40

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Feb ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

41

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Feb ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer20 Feb ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$202,739,871	$—	$202,739,871
Option Purchased - Puts	—	4,160,135	—	4,160,135
Short-Term Investments
Time Deposits	421,471	—	—	421,471
Total Assets	$421,471	$206,900,006	$—	$207,321,477
Liabilities
Call Options Written	$—	$(8,046,714)	$—	$(8,046,714)
Put Options Written	—	(1,108,945)	—	(1,108,945)
Total Liabilities	$—	$(9,155,659)	$—	$(9,155,659)

42

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Mar ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 103.7%
Options on ETF – 103.7%
SPDR S&P 500 ETF Trust	February 2027	$5.14	1,223	$628,622	$90,342,472
Total Options Purchased – Calls (Cost $82,314,748)				628,622	90,342,472
OPTION PURCHASED – PUTS(b)(c) – 2.3%
Options on ETF – 2.3%
SPDR S&P 500 ETF Trust	February 2027	686.06	1,223	83,905,138	1,964,713
Total Options Purchased – Puts (Cost $5,203,216)				83,905,138	1,964,713

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Citibank, New York, 2.980%, 8/03/26(d)	$212,510	212,510
Total Short-Term Investments (Cost $212,510)		212,510
Total Investments – 106.2% (Cost $87,730,474)		92,519,695
Other assets less liabilities – (6.2)%		(5,369,902)
Net Assets – 100.0%		$87,149,793

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2027	$760.01	1,223	$2,550,994	$92,949,223	$(4,542,369)
				$2,550,994	$92,949,223	$(4,542,369)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2027	$548.79	1,223	$1,764,922	$67,117,017	$(569,196)
				$1,764,922	$67,117,017	$(569,196)
TOTAL OPTIONS WRITTEN				$4,315,916	$160,066,240	$(5,111,565)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

43

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Mar ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

44

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Mar ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer20 Mar ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$90,342,472	$—	$90,342,472
Option Purchased - Puts	—	1,964,713	—	1,964,713
Short-Term Investments
Time Deposits	212,510	—	—	212,510
Total Assets	$212,510	$92,307,185	$—	$92,519,695
Liabilities
Call Options Written	$—	$(4,542,369)	$—	$(4,542,369)
Put Options Written	—	(569,196)	—	(569,196)
Total Liabilities	$—	$(5,111,565)	$—	$(5,111,565)

45

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Apr ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 107.9%
Options on ETF – 107.9%
SPDR S&P 500 ETF Trust	March 2027	$4.88	2,926	$1,427,888	$215,723,270
Total Options Purchased – Calls (Cost $189,249,469)				1,427,888	215,723,270
OPTION PURCHASED – PUTS(b)(c) – 2.0%
Options on ETF – 2.0%
SPDR S&P 500 ETF Trust	March 2027	650.41	2,926	190,309,966	3,929,794
Total Options Purchased – Puts (Cost $12,949,456)				190,309,966	3,929,794

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Citibank, New York, 2.980%, 8/03/26(d)	$446,664	446,664
Total Short-Term Investments (Cost $446,664)		446,664
Total Investments – 110.1% (Cost $202,645,589)		220,099,728
Other assets less liabilities – (10.1)%		(20,197,513)
Net Assets – 100.0%		$199,902,215

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2027	$727.67	2,926	$7,545,274	$212,916,242	$(18,390,876)
				$7,545,274	$212,916,242	$(18,390,876)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2027	$520.27	2,926	$4,363,004	$152,231,002	$(1,322,435)
				$4,363,004	$152,231,002	$(1,322,435)
TOTAL OPTIONS WRITTEN				$11,908,278	$365,147,244	$(19,713,311)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

46

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Apr ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

47

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Apr ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer20 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$215,723,270	$—	$215,723,270
Option Purchased - Puts	—	3,929,794	—	3,929,794
Short-Term Investments
Time Deposits	446,664	—	—	446,664
Total Assets	$446,664	$219,653,064	$—	$220,099,728
Liabilities
Call Options Written	$—	$(18,390,876)	$—	$(18,390,876)
Put Options Written	—	(1,322,435)	—	(1,322,435)
Total Liabilities	$—	$(19,713,311)	$—	$(19,713,311)

48

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 May ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.9%
Options on ETF – 100.9%
SPDR S&P 500 ETF Trust	April 2027	$5.39	6,106	$3,291,134	$449,983,074
Total Options Purchased – Calls (Cost $432,808,204)				3,291,134	449,983,074
OPTION PURCHASED – PUTS(b)(c) – 3.7%
Options on ETF – 3.7%
SPDR S&P 500 ETF Trust	April 2027	718.73	6,106	438,856,538	16,316,331
Total Options Purchased – Puts (Cost $25,519,311)				438,856,538	16,316,331

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Australia & New Zealand Banking Group Ltd., London, 2.980%, 8/03/26(d)	$772,337	772,337
Total Short-Term Investments (Cost $772,337)		772,337
Total Investments – 104.8% (Cost $459,099,852)		467,071,742
Other assets less liabilities – (4.8)%		(21,201,855)
Net Assets – 100.0%		$445,869,887

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2027	$799.15	6,106	$13,339,854	$487,960,990	$(15,485,427)
				$13,339,854	$487,960,990	$(15,485,427)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2027	$574.93	6,106	$8,470,917	$351,052,258	$(4,883,884)
				$8,470,917	$351,052,258	$(4,883,884)
TOTAL OPTIONS WRITTEN				$21,810,771	$839,013,248	$(20,369,311)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

49

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 May ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

50

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 May ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer20 May ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$449,983,074	$—	$449,983,074
Option Purchased - Puts	—	16,316,331	—	16,316,331
Short-Term Investments
Time Deposits	772,337	—	—	772,337
Total Assets	$772,337	$466,299,405	$—	$467,071,742
Liabilities
Call Options Written	$—	$(15,485,427)	$—	$(15,485,427)
Put Options Written	—	(4,883,884)	—	(4,883,884)
Total Liabilities	$—	$(20,369,311)	$—	$(20,369,311)

51

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jun ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.0%
Options on ETF – 98.0%
SPDR S&P 500 ETF Trust	May 2027	$5.67	4,897	$2,776,599	$360,904,199
Total Options Purchased – Calls (Cost $363,626,737)				2,776,599	360,904,199
OPTION PURCHASED – PUTS(b)(c) – 5.2%
Options on ETF – 5.2%
SPDR S&P 500 ETF Trust	May 2027	756.56	4,897	370,487,432	19,078,810
Total Options Purchased – Puts (Cost $21,413,021)				370,487,432	19,078,810

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$429,508	429,508
Total Short-Term Investments (Cost $429,508)		429,508
Total Investments – 103.3% (Cost $385,469,266)		380,412,517
Other assets less liabilities – (3.3)%		(12,185,765)
Net Assets – 100.0%		$368,226,752

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2027	$847.48	4,897	$10,689,593	$415,010,956	$(6,083,641)
				$10,689,593	$415,010,956	$(6,083,641)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2027	$605.18	4,897	$6,960,107	$296,356,646	$(5,543,894)
				$6,960,107	$296,356,646	$(5,543,894)
TOTAL OPTIONS WRITTEN				$17,649,700	$711,367,602	$(11,627,535)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

52

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jun ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

53

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jun ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer20 Jun ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$360,904,199	$—	$360,904,199
Option Purchased - Puts	—	19,078,810	—	19,078,810
Short-Term Investments
Time Deposits	429,508	—	—	429,508
Total Assets	$429,508	$379,983,009	$—	$380,412,517
Liabilities
Call Options Written	$—	$(6,083,641)	$—	$(6,083,641)
Put Options Written	—	(5,543,894)	—	(5,543,894)
Total Liabilities	$—	$(11,627,535)	$—	$(11,627,535)

54

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jul ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.8%
Options on ETF – 98.8%
SPDR S&P 500 ETF Trust	June 2027	$5.60	3,339	$1,869,840	$245,552,464
Total Options Purchased – Calls (Cost $245,621,096)				1,869,840	245,552,464
OPTION PURCHASED – PUTS(b)(c) – 5.2%
Options on ETF – 5.2%
SPDR S&P 500 ETF Trust	June 2027	746.84	3,339	249,369,876	12,826,067
Total Options Purchased – Puts (Cost $13,754,904)				249,369,876	12,826,067

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
JP Morgan Chase & Co., New York, 2.980%, 8/03/26(d)	$206,575	206,575
Total Short-Term Investments (Cost $206,575)		206,575
Total Investments – 104.1% (Cost $259,582,575)		258,585,106
Other assets less liabilities – (4.1)%		(10,086,731)
Net Assets – 100.0%		$248,498,375

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2027	$837.65	3,339	$7,410,303	$279,691,335	$(5,921,015)
				$7,410,303	$279,691,335	$(5,921,015)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2027	$597.42	3,339	$4,266,665	$199,478,538	$(4,013,077)
				$4,266,665	$199,478,538	$(4,013,077)
TOTAL OPTIONS WRITTEN				$11,676,968	$479,169,873	$(9,934,092)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

55

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jul ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

56

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jul ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer20 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$245,552,464	$—	$245,552,464
Option Purchased - Puts	—	12,826,067	—	12,826,067
Short-Term Investments
Time Deposits	206,575	—	—	206,575
Total Assets	$206,575	$258,378,531	$—	$258,585,106
Liabilities
Call Options Written	$—	$(5,921,015)	$—	$(5,921,015)
Put Options Written	—	(4,013,077)	—	(4,013,077)
Total Liabilities	$—	$(9,934,092)	$—	$(9,934,092)

57

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Aug ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.3%
Options on ETF – 99.3%
SPDR S&P 500 ETF Trust	July 2027	$5.60	1,806	$1,011,360	$132,713,910
Total Options Purchased – Calls (Cost $132,720,863)				1,011,360	132,713,910
OPTION PURCHASED – PUTS(b)(c) – 5.5%
Options on ETF – 5.5%
SPDR S&P 500 ETF Trust	July 2027	747.10	1,806	134,926,260	7,325,136
Total Options Purchased – Puts (Cost $7,332,089)				134,926,260	7,325,136

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 8/03/26(d)	$814,542	814,542
Total Short-Term Investments (Cost $814,542)		814,542
Total Investments – 105.4% (Cost $140,867,494)		140,853,588
Other assets less liabilities – (5.4)%		(7,271,464)
Net Assets – 100.0%		$133,582,124

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2027	$837.42	1,806	$3,744,109	$151,238,052	$(3,751,062)
				$3,744,109	$151,238,052	$(3,751,062)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2027	$597.62	1,806	$2,380,579	$107,930,172	$(2,387,532)
				$2,380,579	$107,930,172	$(2,387,532)
TOTAL OPTIONS WRITTEN				$6,124,688	$259,168,224	$(6,138,594)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

58

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Aug ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

59

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Aug ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer20 Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$132,713,910	$—	$—	$132,713,910
Option Purchased - Puts	7,325,136	—	—	7,325,136
Short-Term Investments
Time Deposits	814,542	—	—	814,542
Total Assets	$140,853,588	$—	$—	$140,853,588
Liabilities
Call Options Written	$(3,751,062)	$—	$—	$(3,751,062)
Put Options Written	(2,387,532)	—	—	(2,387,532)
Total Liabilities	$(6,138,594)	$—	$—	$(6,138,594)

60

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Sep ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 105.8%
Options on ETF – 105.8%
SPDR S&P 500 ETF Trust	August 2026	$4.84	1,440	$696,960	$106,822,094
Total Options Purchased – Calls (Cost $92,288,551)				696,960	106,822,094
OPTION PURCHASED – PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	August 2026	645.11	1,440	92,895,840	91,714
Total Options Purchased – Puts (Cost $4,957,184)				92,895,840	91,714

	Principal
SHORT-TERM INVESTMENTS – 1.5%
Time Deposits – 1.5%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$1,544,827	1,544,827
Total Short-Term Investments (Cost $1,544,827)		1,544,827
Total Investments – 107.4% (Cost $98,790,562)		108,458,635
Other assets less liabilities – (7.4)%		(7,490,023)
Net Assets – 100.0%		$100,968,612

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$711.30	1,440	$2,288,896	$102,427,200	$(5,889,946)
				$2,288,896	$102,427,200	$(5,889,946)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$516.04	1,440	$1,393,313	$74,309,760	$(14,630)
				$1,393,313	$74,309,760	$(14,630)
TOTAL OPTIONS WRITTEN				$3,682,209	$176,736,960	$(5,904,576)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

61

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Sep ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

62

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Sep ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer20 Sep ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$106,822,094	$—	$106,822,094
Option Purchased - Puts	—	91,714	—	91,714
Short-Term Investments
Time Deposits	1,544,827	—	—	1,544,827
Total Assets	$1,544,827	$106,913,808	$—	$108,458,635
Liabilities
Call Options Written	$—	$(5,889,946)	$—	$(5,889,946)
Put Options Written	—	(14,630)	—	(14,630)
Total Liabilities	$—	$(5,904,576)	$—	$(5,904,576)

63

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Oct ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 103.5%
Options on ETF – 103.5%
SPDR S&P 500 ETF Trust	September 2026	$5.00	4,470	$2,235,000	$330,610,766
Total Options Purchased – Calls (Cost $295,621,624)				2,235,000	330,610,766
OPTION PURCHASED – PUTS(b)(c) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	September 2026	666.25	4,470	297,813,750	1,395,579
Total Options Purchased – Puts (Cost $16,065,863)				297,813,750	1,395,579

	Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 8/03/26(d)	$2,596,748	2,596,748
Total Short-Term Investments (Cost $2,596,748)		2,596,748
Total Investments – 104.7% (Cost $314,284,235)		334,603,093
Other assets less liabilities – (4.7)%		(15,166,904)
Net Assets – 100.0%		$319,436,189

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$734.73	4,470	$9,018,196	$328,424,310	$(11,997,301)
				$9,018,196	$328,424,310	$(11,997,301)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$532.94	4,470	$4,947,598	$238,224,180	$(265,697)
				$4,947,598	$238,224,180	$(265,697)
TOTAL OPTIONS WRITTEN				$13,965,794	$566,648,490	$(12,262,998)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

64

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Oct ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

65

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Oct ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer20 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$330,610,766	$—	$330,610,766
Option Purchased - Puts	—	1,395,579	—	1,395,579
Short-Term Investments
Time Deposits	2,596,748	—	—	2,596,748
Total Assets	$2,596,748	$332,006,345	$—	$334,603,093
Liabilities
Call Options Written	$—	$(11,997,301)	$—	$(11,997,301)
Put Options Written	—	(265,697)	—	(265,697)
Total Liabilities	$—	$(12,262,998)	$—	$(12,262,998)

66

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Nov ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.8%
Options on ETF – 101.8%
SPDR S&P 500 ETF Trust	October 2026	$5.12	1,306	$668,672	$96,598,499
Total Options Purchased – Calls (Cost $87,625,202)				668,672	96,598,499
OPTION PURCHASED – PUTS(b)(c) – 0.9%
Options on ETF – 0.9%
SPDR S&P 500 ETF Trust	October 2026	682.13	1,306	89,086,178	885,768
Total Options Purchased – Puts (Cost $5,267,294)				89,086,178	885,768

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Australia & New Zealand Banking Group Ltd., London, 2.980%, 8/03/26(d)	$448,713	448,713
Total Short-Term Investments (Cost $448,713)		448,713
Total Investments – 103.2% (Cost $93,341,209)		97,932,980
Other assets less liabilities – (3.2)%		(2,992,841)
Net Assets – 100.0%		$94,940,139

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$759.54	1,306	$2,541,518	$99,195,924	$(2,293,532)
				$2,541,518	$99,195,924	$(2,293,532)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$545.65	1,306	$1,748,682	$71,261,890	$(181,586)
				$1,748,682	$71,261,890	$(181,586)
TOTAL OPTIONS WRITTEN				$4,290,200	$170,457,814	$(2,475,118)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

67

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Nov ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

68

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Nov ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer20 Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$96,598,499	$—	$96,598,499
Option Purchased - Puts	—	885,768	—	885,768
Short-Term Investments
Time Deposits	448,713	—	—	448,713
Total Assets	$448,713	$97,484,267	$—	$97,932,980
Liabilities
Call Options Written	$—	$(2,293,532)	$—	$(2,293,532)
Put Options Written	—	(181,586)	—	(181,586)
Total Liabilities	$—	$(2,475,118)	$—	$(2,475,118)

69

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Dec ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.2%
Options on ETF – 102.2%
SPDR S&P 500 ETF Trust	November 2026	$5.13	3,135	$1,608,255	$231,876,858
Total Options Purchased – Calls (Cost $210,639,480)				1,608,255	231,876,858
OPTION PURCHASED – PUTS(b)(c) – 1.3%
Options on ETF – 1.3%
SPDR S&P 500 ETF Trust	November 2026	683.46	3,135	214,264,710	2,923,105
Total Options Purchased – Puts (Cost $12,378,095)				214,264,710	2,923,105

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
JP Morgan Chase & Co., New York, 2.980%, 8/03/26(d)	$828,085	828,085
Total Short-Term Investments (Cost $828,085)		828,085
Total Investments – 103.9% (Cost $223,845,660)		235,628,048
Other assets less liabilities – (3.9)%		(8,786,982)
Net Assets – 100.0%		$226,841,066

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$760.37	3,135	$6,010,222	$238,375,995	$(7,015,911)
				$6,010,222	$238,375,995	$(7,015,911)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$546.71	3,135	$3,984,961	$171,393,585	$(668,696)
				$3,984,961	$171,393,585	$(668,696)
TOTAL OPTIONS WRITTEN				$9,995,183	$409,769,580	$(7,684,607)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

70

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Dec ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

71

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Dec ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer20 Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$231,876,858	$—	$231,876,858
Option Purchased - Puts	—	2,923,105	—	2,923,105
Short-Term Investments
Time Deposits	828,085	—	—	828,085
Total Assets	$828,085	$234,799,963	$—	$235,628,048
Liabilities
Call Options Written	$—	$(7,015,911)	$—	$(7,015,911)
Put Options Written	—	(668,696)	—	(668,696)
Total Liabilities	$—	$(7,684,607)	$—	$(7,684,607)

72

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.4%
Options on ETF – 98.4%
SPDR S&P 500 ETF Trust	December 2026	$30.55	1,128	$3,446,040	$80,398,775
Total Options Purchased – Calls (Cost $73,005,997)				3,446,040	80,398,775
OPTION PURCHASED – PUTS(b)(c) – 2.2%
Options on ETF – 2.2%
SPDR S&P 500 ETF Trust	December 2026	707.36	1,128	79,790,208	1,762,466
Total Options Purchased – Puts (Cost $5,351,132)				79,790,208	1,762,466

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$307,993	307,993
Total Short-Term Investments (Cost $307,993)		307,993
Total Investments – 101.0% (Cost $78,665,122)		82,469,234
Other assets less liabilities – (1.0)%		(813,198)
Net Assets – 100.0%		$81,656,036

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$579.63	1,128	$1,799,885	$65,382,264	$(457,979)
				$1,799,885	$65,382,264	$(457,979)
TOTAL OPTIONS WRITTEN				$1,799,885	$65,382,264	$(457,979)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

73

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

74

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$80,398,775	$—	$80,398,775
Option Purchased - Puts	—	1,762,466	—	1,762,466
Short-Term Investments
Time Deposits	307,993	—	—	307,993
Total Assets	$307,993	$82,161,241	$—	$82,469,234
Liabilities
Put Options Written	$—	$(457,979)	$—	$(457,979)
Total Liabilities	$—	$(457,979)	$—	$(457,979)

75

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.0%
Options on ETF – 98.0%
SPDR S&P 500 ETF Trust	January 2027	$31.48	691	$2,175,268	$49,240,729
Total Options Purchased – Calls (Cost $45,316,612)				2,175,268	49,240,729
OPTION PURCHASED – PUTS(b)(c) – 2.7%
Options on ETF – 2.7%
SPDR S&P 500 ETF Trust	January 2027	718.26	691	49,631,766	1,381,219
Total Options Purchased – Puts (Cost $3,413,151)				49,631,766	1,381,219

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Citibank, New York, 2.980%, 8/03/26(d)	$190,832	190,832
Total Short-Term Investments (Cost $190,832)		190,832
Total Investments – 101.1% (Cost $48,920,595)		50,812,780
Other assets less liabilities – (1.1)%		(561,289)
Net Assets – 100.0%		$50,251,491

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$588.17	691	$1,220,984	$40,642,547	$(379,020)
				$1,220,984	$40,642,547	$(379,020)
TOTAL OPTIONS WRITTEN				$1,220,984	$40,642,547	$(379,020)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

76

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

77

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$49,240,729	$—	$49,240,729
Option Purchased - Puts	—	1,381,219	—	1,381,219
Short-Term Investments
Time Deposits	190,832	—	—	190,832
Total Assets	$190,832	$50,621,948	$—	$50,812,780
Liabilities
Put Options Written	$—	$(379,020)	$—	$(379,020)
Total Liabilities	$—	$(379,020)	$—	$(379,020)

78

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.0%
Options on ETF – 98.0%
SPDR S&P 500 ETF Trust	February 2027	$32.86	468	$1,537,848	$33,307,542
Total Options Purchased – Calls (Cost $30,437,465)				1,537,848	33,307,542
OPTION PURCHASED – PUTS(b)(c) – 2.9%
Options on ETF – 2.9%
SPDR S&P 500 ETF Trust	February 2027	713.70	468	33,401,160	984,756
Total Options Purchased – Puts (Cost $2,407,803)				33,401,160	984,756

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 8/03/26(d)	$65,094	65,094
Total Short-Term Investments (Cost $65,094)		65,094
Total Investments – 101.1% (Cost $32,910,362)		34,357,392
Other assets less liabilities – (1.1)%		(388,075)
Net Assets – 100.0%		$33,969,317

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2027	$583.09	468	$874,005	$27,288,612	$(291,466)
				$874,005	$27,288,612	$(291,466)
TOTAL OPTIONS WRITTEN				$874,005	$27,288,612	$(291,466)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

79

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

80

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$33,307,542	$—	$33,307,542
Option Purchased - Puts	—	984,756	—	984,756
Short-Term Investments
Time Deposits	65,094	—	—	65,094
Total Assets	$65,094	$34,292,298	$—	$34,357,392
Liabilities
Put Options Written	$—	$(291,466)	$—	$(291,466)
Total Liabilities	$—	$(291,466)	$—	$(291,466)

81

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.4%
Options on ETF – 98.4%
SPDR S&P 500 ETF Trust	March 2027	$38.63	755	$2,916,565	$53,195,835
Total Options Purchased – Calls (Cost $45,922,395)				2,916,565	53,195,835
OPTION PURCHASED – PUTS(b)(c) – 2.5%
Options on ETF – 2.5%
SPDR S&P 500 ETF Trust	March 2027	684.09	755	51,648,795	1,368,664
Total Options Purchased – Puts (Cost $4,434,046)				51,648,795	1,368,664

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Australia & New Zealand Banking Group Ltd., London, 2.980%, 8/03/26(d)	$87,198	87,198
Total Short-Term Investments (Cost $87,198)		87,198
Total Investments – 101.1% (Cost $50,443,639)		54,651,697
Other assets less liabilities – (1.1)%		(572,195)
Net Assets – 100.0%		$54,079,502

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2027	$552.79	755	$1,562,291	$41,735,645	$(441,011)
				$1,562,291	$41,735,645	$(441,011)
TOTAL OPTIONS WRITTEN				$1,562,291	$41,735,645	$(441,011)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

82

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

83

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$53,195,835	$—	$53,195,835
Option Purchased - Puts	—	1,368,664	—	1,368,664
Short-Term Investments
Time Deposits	87,198	—	—	87,198
Total Assets	$87,198	$54,564,499	$—	$54,651,697
Liabilities
Put Options Written	$—	$(441,011)	$—	$(441,011)
Total Liabilities	$—	$(441,011)	$—	$(441,011)

84

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 96.9%
Options on ETF – 96.9%
SPDR S&P 500 ETF Trust	April 2027	$31.19	590	$1,840,210	$42,011,339
Total Options Purchased – Calls (Cost $40,700,726)				1,840,210	42,011,339
OPTION PURCHASED – PUTS(b)(c) – 4.6%
Options on ETF – 4.6%
SPDR S&P 500 ETF Trust	April 2027	744.46	590	43,923,140	1,978,477
Total Options Purchased – Puts (Cost $2,837,670)				43,923,140	1,978,477

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Citibank, New York, 2.980%, 8/03/26(d)	$72,216	72,216
Total Short-Term Investments (Cost $72,216)		72,216
Total Investments – 101.7% (Cost $43,610,612)		44,062,032
Other assets less liabilities – (1.7)%		(715,935)
Net Assets – 100.0%		$43,346,097

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2027	$610.86	590	$1,028,764	$36,040,740	$(632,533)
				$1,028,764	$36,040,740	$(632,533)
TOTAL OPTIONS WRITTEN				$1,028,764	$36,040,740	$(632,533)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

85

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

86

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$42,011,339	$—	$42,011,339
Option Purchased - Puts	—	1,978,477	—	1,978,477
Short-Term Investments
Time Deposits	72,216	—	—	72,216
Total Assets	$72,216	$43,989,816	$—	$44,062,032
Liabilities
Put Options Written	$—	$(632,533)	$—	$(632,533)
Total Liabilities	$—	$(632,533)	$—	$(632,533)

87

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 95.0%
Options on ETF – 95.0%
SPDR S&P 500 ETF Trust	May 2027	$38.13	522	$1,990,386	$36,841,132
Total Options Purchased – Calls (Cost $37,211,498)				1,990,386	36,841,132
OPTION PURCHASED – PUTS(b)(c) – 6.9%
Options on ETF – 6.9%
SPDR S&P 500 ETF Trust	May 2027	788.93	522	41,182,146	2,685,789
Total Options Purchased – Puts (Cost $2,857,969)				41,182,146	2,685,789

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$93,446	93,446
Total Short-Term Investments (Cost $93,446)		93,446
Total Investments – 102.1% (Cost $40,162,913)		39,620,367
Other assets less liabilities – (2.1)%		(845,424)
Net Assets – 100.0%		$38,774,943

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2027	$643.01	522	$930,760	$33,565,122	$(798,963)
				$930,760	$33,565,122	$(798,963)
TOTAL OPTIONS WRITTEN				$930,760	$33,565,122	$(798,963)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

88

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

89

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$36,841,132	$—	$36,841,132
Option Purchased - Puts	—	2,685,789	—	2,685,789
Short-Term Investments
Time Deposits	93,446	—	—	93,446
Total Assets	$93,446	$39,526,921	$—	$39,620,367
Liabilities
Put Options Written	$—	$(798,963)	$—	$(798,963)
Total Liabilities	$—	$(798,963)	$—	$(798,963)

90

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 95.5%
Options on ETF – 95.5%
SPDR S&P 500 ETF Trust	June 2027	$36.22	1,134	$4,107,348	$80,065,480
Total Options Purchased – Calls (Cost $80,010,848)				4,107,348	80,065,480
OPTION PURCHASED – PUTS(b)(c) – 6.6%
Options on ETF – 6.6%
SPDR S&P 500 ETF Trust	June 2027	777.39	1,134	88,156,026	5,552,654
Total Options Purchased – Puts (Cost $5,926,507)				88,156,026	5,552,654

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
JP Morgan Chase & Co., New York, 2.980%, 8/03/26(d)	$82,507	82,507
Total Short-Term Investments (Cost $82,507)		82,507
Total Investments – 102.2% (Cost $86,019,862)		85,700,641
Other assets less liabilities – (2.2)%		(1,874,283)
Net Assets – 100.0%		$83,826,358

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2027	$634.75	1,134	$1,920,289	$71,980,650	$(1,821,034)
				$1,920,289	$71,980,650	$(1,821,034)
TOTAL OPTIONS WRITTEN				$1,920,289	$71,980,650	$(1,821,034)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

91

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

92

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$80,065,480	$—	$80,065,480
Option Purchased - Puts	—	5,552,654	—	5,552,654
Short-Term Investments
Time Deposits	82,507	—	—	82,507
Total Assets	$82,507	$85,618,134	$—	$85,700,641
Liabilities
Put Options Written	$—	$(1,821,034)	$—	$(1,821,034)
Total Liabilities	$—	$(1,821,034)	$—	$(1,821,034)

93

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 95.3%
Options on ETF – 95.3%
SPDR S&P 500 ETF Trust	July 2027	$34.29	490	$1,680,210	$34,685,140
Total Options Purchased – Calls (Cost $34,687,026)				1,680,210	34,685,140
OPTION PURCHASED – PUTS(b)(c) – 6.8%
Options on ETF – 6.8%
SPDR S&P 500 ETF Trust	July 2027	775.72	490	38,010,280	2,469,600
Total Options Purchased – Puts (Cost $2,471,487)				38,010,280	2,469,600

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
JP Morgan Chase & Co., New York, 2.980%, 8/03/26(d)	$205,019	205,019
Total Short-Term Investments (Cost $205,019)		205,019
Total Investments – 102.7% (Cost $37,363,532)		37,359,759
Other assets less liabilities – (2.7)%		(993,121)
Net Assets – 100.0%		$36,366,638

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2027	$634.98	490	$823,274	$31,114,020	$(825,160)
				$823,274	$31,114,020	$(825,160)
TOTAL OPTIONS WRITTEN				$823,274	$31,114,020	$(825,160)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

94

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

95

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$34,685,140	$—	$—	$34,685,140
Option Purchased - Puts	2,469,600	—	—	2,469,600
Short-Term Investments
Time Deposits	205,019	—	—	205,019
Total Assets	$37,359,759	$—	$—	$37,359,759
Liabilities
Put Optisons Written	$(825,160)	$—	$—	$(825,160)
Total Liabilities	$(825,160)	$—	$—	$(825,160)

96

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.0%
Options on ETF – 100.0%
SPDR S&P 500 ETF Trust	August 2026	$27.09	2,181	$5,908,329	$156,955,163
Total Options Purchased – Calls (Cost $137,829,312)				5,908,329	156,955,163
OPTION PURCHASED – PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	August 2026	667.30	2,181	145,538,130	210,227
Total Options Purchased – Puts (Cost $7,768,208)				145,538,130	210,227

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$771,556	771,556
Total Short-Term Investments (Cost $771,556)		771,556
Total Investments – 100.6% (Cost $146,369,076)		157,936,946
Other assets less liabilities – (0.6)%		(944,791)
Net Assets – 100.0%		$156,992,155

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$548.29	2,181	$2,508,340	$119,582,049	$(34,722)
				$2,508,340	$119,582,049	$(34,722)
TOTAL OPTIONS WRITTEN				$2,508,340	$119,582,049	$(34,722)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

97

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

98

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$156,955,163	$—	$156,955,163
Option Purchased - Puts	—	210,227	—	210,227
Short-Term Investments
Time Deposits	771,556	—	—	771,556
Total Assets	$771,556	$157,165,390	$—	$157,936,946
Liabilities
Put Options Written	$—	$(34,722)	$—	$(34,722)
Total Liabilities	$—	$(34,722)	$—	$(34,722)

99

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.5%
Options on ETF – 99.5%
SPDR S&P 500 ETF Trust	September 2026	$30.18	821	$2,477,778	$58,670,909
Total Options Purchased – Calls (Cost $52,388,447)				2,477,778	58,670,909
OPTION PURCHASED – PUTS(b)(c) – 0.7%
Options on ETF – 0.7%
SPDR S&P 500 ETF Trust	September 2026	691.36	821	56,760,656	398,924
Total Options Purchased – Puts (Cost $3,507,830)				56,760,656	398,924

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 8/03/26(d)	$365,097	365,097
Total Short-Term Investments (Cost $365,097)		365,097
Total Investments – 100.8% (Cost $56,261,374)		59,434,930
Other assets less liabilities – (0.8)%		(460,590)
Net Assets – 100.0%		$58,974,340

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$566.25	821	$1,184,817	$46,489,125	$(69,572)
				$1,184,817	$46,489,125	$(69,572)
TOTAL OPTIONS WRITTEN				$1,184,817	$ 46,489,125	$(69,572)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

100

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

101

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$58,670,909	$—	$58,670,909
Option Purchased - Puts	—	398,924	—	398,924
Short-Term Investments
Time Deposits	365,097	—	—	365,097
Total Assets	$365,097	$59,069,833	$—	$59,434,930
Liabilities
Put Options Written	$—	$(69,572)	$—	$(69,572)
Total Liabilities	$—	$(69,572)	$—	$(69,572)

102

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.0%
Options on ETF – 99.0%
SPDR S&P 500 ETF Trust	October 2026	$32.19	479	$1,541,901	$34,147,110
Total Options Purchased – Calls (Cost $31,049,765)				1,541,901	34,147,110
OPTION PURCHASED – PUTS(b)(c) – 1.4%
Options on ETF – 1.4%
SPDR S&P 500 ETF Trust	October 2026	709.14	479	33,967,806	485,826
Total Options Purchased – Puts (Cost $2,338,893)				33,967,806	485,826

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$169,415	169,415
Total Short-Term Investments (Cost $169,415)		169,415
Total Investments – 100.9% (Cost $33,558,073)		34,802,351
Other assets less liabilities – (0.9)%		(297,321)
Net Assets – 100.0%		$34,505,030

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$579.75	479	$813,100	$27,770,025	$(92,687)
				$813,100	$27,770,025	$(92,687)
TOTAL OPTIONS WRITTEN				$813,100	$ 27,770,025	$(92,687)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

103

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

104

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$34,147,110	$—	$34,147,110
Option Purchased - Puts	—	485,826	—	485,826
Short-Term Investments
Time Deposits	169,415	—	—	169,415
Total Assets	$169,415	$34,632,936	$—	$34,802,351
Liabilities
Put Options Written	$—	$(92,687)	$—	$(92,687)
Total Liabilities	$—	$(92,687)	$—	$(92,687)

105

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.7%
Options on ETF – 98.7%
SPDR S&P 500 ETF Trust	November 2026	$32.32	694	$2,243,008	$49,471,561
Total Options Purchased – Calls (Cost $45,385,852)				2,243,008	49,471,561
OPTION PURCHASED – PUTS(b)(c) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	November 2026	710.59	694	49,314,946	914,442
Total Options Purchased – Puts (Cost $3,407,217)				49,314,946	914,442

	Principal
SHORT-TERM INVESTMENTS – 1.9%
Time Deposits – 1.9%
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 8/03/26(d)	$968,988	968,988
Total Short-Term Investments (Cost $968,988)		968,988
Total Investments – 102.4% (Cost $49,762,057)		51,354,991
Other assets less liabilities – (2.4)%		(1,202,460)
Net Assets – 100.0%		$50,152,531

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$580.88	694	$1,040,533	$40,313,072	$(204,251)
				$1,040,533	$40,313,072	$(204,251)
TOTAL OPTIONS WRITTEN				$1,040,533	$40,313,072	$(204,251)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

106

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

107

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$49,471,561	$—	$49,471,561
Option Purchased - Puts	—	914,442	—	914,442
Short-Term Investments
Time Deposits	968,988	—	—	968,988
Total Assets	$968,988	$50,386,003	$—	$51,354,991
Liabilities
Put Options Written	$—	$(204,251)	$—	$(204,251)
Total Liabilities	$—	$(204,251)	$—	$(204,251)

108

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 Uncapped Jan ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.0%
Options on ETF – 98.0%
iShares MSCI EAFE ETF	December 2026	$3.27	2,304	$753,408	$23,387,098
Total Options Purchased – Calls (Cost $22,590,239)				753,408	23,387,098
OPTION PURCHASED – PUTS(b)(c) – 3.1%
Options on ETF – 3.1%
iShares MSCI EAFE ETF	December 2026	103.26	2,304	23,791,104	747,625
Total Options Purchased – Puts (Cost $1,267,832)				23,791,104	747,625

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$50,440	50,440
Total Short-Term Investments (Cost $50,440)		50,440
Total Investments – 101.3% (Cost $23,908,511)		24,185,163
Other assets less liabilities – (1.3)%		(313,896)
Net Assets – 100.0%		$23,871,267

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares MSCI EAFE ETF	December 2026	$85.63	2,304	$336,969	$19,729,152	$(256,274)
				$336,969	$19,729,152	$(256,274)
TOTAL OPTIONS WRITTEN				$336,969	$ 19,729,152	$(256,274)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

109

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 Uncapped Jan ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM International Equity Buffer15 Uncapped Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

110

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 Uncapped Jan ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM International Equity Buffer15 Uncapped Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$23,387,098	$—	$23,387,098
Option Purchased - Puts	—	747,625	—	747,625
Short-Term Investments
Time Deposits	50,440	—	—	50,440
Total Assets	$50,440	$24,134,723	$—	$24,185,163
Liabilities
Put Options Written	$—	$(256,274)	$—	$(256,274)
Total Liabilities	$—	$(256,274)	$—	$(256,274)

111

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 Uncapped Apr ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 97.7%
Options on ETF – 97.7%
iShares MSCI EAFE ETF	March 2027	$5.32	647	$344,204	$6,449,982
Total Options Purchased – Calls (Cost $5,905,279)				344,204	6,449,982
OPTION PURCHASED – PUTS(b)(c) – 3.6%
Options on ETF – 3.6%
iShares MSCI EAFE ETF	March 2027	101.72	647	6,581,284	234,583
Total Options Purchased – Puts (Cost $562,048)				6,581,284	234,583

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
DBS Bank Ltd., Singapore, 2.980%, 8/03/26(d)	$7,821	7,821
Total Short-Term Investments (Cost $7,821)		7,821
Total Investments – 101.4% (Cost $6,475,148)		6,692,386
Other assets less liabilities – (1.4)%		(89,942)
Net Assets – 100.0%		$6,602,444

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares MSCI EAFE ETF	March 2027	$82.56	647	$174,605	$5,341,632	$(73,978)
				$174,605	$5,341,632	$(73,978)
TOTAL OPTIONS WRITTEN				$174,605	$5,341,632	$(73,978)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

112

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 Uncapped Apr ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM International Equity Buffer15 Uncapped Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

113

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 Uncapped Apr ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM International Equity Buffer15 Uncapped Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$6,449,982	$—	$6,449,982
Option Purchased - Puts	—	234,583	—	234,583
Short-Term Investments
Time Deposits	7,821	—	—	7,821
Total Assets	$7,821	$6,684,565	$—	$6,692,386
Liabilities
Put Options Written	$—	$(73,978)	$—	$(73,978)
Total Liabilities	$—	$(73,978)	$—	$(73,978)

114

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 Uncapped Jul ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 96.0%
Options on ETF – 96.0%
iShares MSCI EAFE ETF	June 2027	$4.10	606	$248,460	$6,035,936
Total Options Purchased – Calls (Cost $5,941,071)				248,460	6,035,936
OPTION PURCHASED – PUTS(b)(c) – 6.2%
Options on ETF – 6.2%
iShares MSCI EAFE ETF	June 2027	107.20	606	6,496,320	386,973
Total Options Purchased – Puts (Cost $448,047)				6,496,320	386,973
Total Investments – 102.2% (Cost $6,389,118)					6,422,909
Other assets less liabilities – (2.2)%					(135,494)
Net Assets – 100.0%					$6,287,415

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares MSCI EAFE ETF	June 2027	$88.30	606	$137,106	$5,350,980	$(128,969)
				$137,106	$5,350,980	$(128,969)
TOTAL OPTIONS WRITTEN				$137,106	$ 5,350,980	$(128,969)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

115

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 Uncapped Jul ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM International Equity Buffer15 Uncapped Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

116

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 Uncapped Jul ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM International Equity Buffer15 Uncapped Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$6,035,936	$—	$6,035,936
Option Purchased - Puts	—	386,973	—	386,973
Total Assets	$—	$6,422,909	$—	$6,422,909
Liabilities
Put Options Written	$—	$(128,969)	$—	$(128,969)
Total Liabilities	$—	$(128,969)	$—	$(128,969)

117

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.7%
Options on ETF – 98.7%
SPDR S&P 500 ETF Trust	December 2026	$5.53	1,961	$1,084,433	$144,585,177
Total Options Purchased – Calls (Cost $144,668,951)				1,084,433	144,585,177
OPTION PURCHASED – PUTS(b)(c) – 3.4%
Options on ETF – 3.4%
SPDR S&P 500 ETF Trust	December 2026	746.70	1,961	146,427,870	4,962,095
Total Options Purchased – Puts (Cost $5,586,403)				146,427,870	4,962,095

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
JP Morgan Chase & Co., New York, 2.980%, 8/03/26(d)	$639,511	639,511
Total Short-Term Investments (Cost $639,511)		639,511
Total Investments – 102.5% (Cost $150,894,865)		150,186,783
Other assets less liabilities – (2.5)%		(3,656,011)
Net Assets – 100.0%		$146,530,772

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$807.78	1,961	$2,401,946	$158,405,658	$(1,501,185)
				$2,401,946	$158,405,658	$(1,501,185)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$672.09	1,961	$2,452,773	$131,796,849	$(2,063,109)
				$2,452,773	$131,796,849	$(2,063,109)
TOTAL OPTIONS WRITTEN				$4,854,719	$ 290,202,507	$(3,564,294)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

118

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

119

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$144,585,177	$—	$144,585,177
Option Purchased - Puts	—	4,962,095	—	4,962,095
Short-Term Investments
Time Deposits	639,511	—	—	639,511
Total Assets	$639,511	$149,547,272	$—	$150,186,783
Liabilities
Call Options Written	$—	$(1,501,185)	$—	$(1,501,185)
Put Options Written	—	(2,063,109)	—	(2,063,109)
Total Liabilities	$—	$(3,564,294)	$—	$(3,564,294)

120

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.3%
Options on ETF – 99.3%
SPDR S&P 500 ETF Trust	January 2027	$5.53	640	$353,920	$47,236,480
Total Options Purchased – Calls (Cost $47,238,944)				353,920	47,236,480
OPTION PURCHASED – PUTS(b)(c) – 3.8%
Options on ETF – 3.8%
SPDR S&P 500 ETF Trust	January 2027	746.96	640	47,805,440	1,788,160
Total Options Purchased – Puts (Cost $1,790,624)				47,805,440	1,788,160

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
JP Morgan Chase & Co., New York, 2.980%, 8/03/26(d)	$315,418	315,418
Total Short-Term Investments (Cost $315,418)		315,418
Total Investments – 103.8% (Cost $49,344,986)		49,340,058
Other assets less liabilities – (3.8)%		(1,798,956)
Net Assets – 100.0%		$47,541,102

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$804.92	640	$752,736	$51,514,880	$(755,200)
				$752,736	$51,514,880	$(755,200)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$672.33	640	$805,216	$43,029,120	$(807,680)
				$805,216	$43,029,120	$(807,680)
TOTAL OPTIONS WRITTEN				$1,557,952	$ 94,544,000	$(1,562,880)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

121

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

122

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$47,236,480	$—	$—	$47,236,480
Option Purchased - Puts	1,788,160	—	—	1,788,160
Short-Term Investments
Time Deposits	315,418	—	—	315,418
Total Assets	$49,340,058	$—	$—	$49,340,058
Liabilities
Call Options Written	$(755,200)	$—	$—	$(755,200)
Put Options Written	(807,680)	—	—	(807,680)
Total Liabilities	$(1,562,880)	$—	$—	$(1,562,880)

123

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.0%
Options on ETF – 102.0%
SPDR S&P 500 ETF Trust	August 2026	$5.08	608	$308,864	$45,088,125
Total Options Purchased – Calls (Cost $41,370,433)				308,864	45,088,125
OPTION PURCHASED – PUTS(b)(c) – 0.2%
Options on ETF – 0.2%
SPDR S&P 500 ETF Trust	August 2026	685.92	608	41,703,936	90,957
Total Options Purchased – Puts (Cost $1,784,807)				41,703,936	90,957

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Australia & New Zealand Banking Group Ltd., London, 2.980%, 8/03/26(d)	$286,971	286,971
Total Short-Term Investments (Cost $286,971)		286,971
Total Investments – 102.8% (Cost $43,442,211)		45,466,053
Other assets less liabilities – (2.8)%		(1,230,070)
Net Assets – 100.0%		$44,235,983

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$739.70	608	$730,047	$44,973,760	$(1,058,729)
				$730,047	$44,973,760	$(1,058,729)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$617.39	608	$849,201	$37,537,312	$(25,487)
				$849,201	$37,537,312	$(25,487)
TOTAL OPTIONS WRITTEN				$1,579,248	$82,511,072	$(1,084,216)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

124

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

125

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$45,088,125	$—	$45,088,125
Option Purchased - Puts	—	90,957	—	90,957
Short-Term Investments
Time Deposits	286,971	—	—	286,971
Total Assets	$286,971	$45,179,082	$—	$45,466,053
Liabilities
Call Options Written	$—	$(1,058,729)	$—	$(1,058,729)
Put Options Written	—	(25,487)	—	(25,487)
Total Liabilities	$—	$(1,084,216)	$—	$(1,084,216)

126

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 106.6%
Options on ETF – 106.6%
SPDR S&P 500 ETF Trust	September 2026	$4.81	1,717	$825,877	$127,025,360
Total Options Purchased – Calls (Cost $110,296,389)				825,877	127,025,360
OPTION PURCHASED – PUTS(b)(c) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	September 2026	650.27	1,717	111,651,359	415,411
Total Options Purchased – Puts (Cost $5,947,430)				111,651,359	415,411

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$851,176	851,176
Total Short-Term Investments (Cost $851,176)		851,176
Total Investments – 107.6% (Cost $117,094,995)		128,291,947
Other assets less liabilities – (7.6)%		(9,115,826)
Net Assets – 100.0%		$119,176,121

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$707.05	1,717	$2,405,775	$121,400,485	$(8,431,414)
				$2,405,775	$121,400,485	$(8,431,414)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$585.31	1,717	$2,974,102	$100,497,727	$(179,220)
				$2,974,102	$100,497,727	$(179,220)
TOTAL OPTIONS WRITTEN				$5,379,877	$ 221,898,212	$(8,610,634)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

127

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

128

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$127,025,360	$—	$127,025,360
Option Purchased - Puts	—	415,411	—	415,411
Short-Term Investments
Time Deposits	851,176	—	—	851,176
Total Assets	$851,176	$127,440,771	$—	$128,291,947
Liabilities
Call Options Written	$—	$(8,431,414)	$—	$(8,431,414)
Put Options Written	—	(179,220)	—	(179,220)
Total Liabilities	$—	$(8,610,634)	$—	$(8,610,634)

129

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.2%
Options on ETF – 100.2%
SPDR S&P 500 ETF Trust	October 2026	$5.32	848	$451,136	$62,705,691
Total Options Purchased – Calls (Cost $61,581,757)				451,136	62,705,691
OPTION PURCHASED – PUTS(b)(c) – 1.6%
Options on ETF – 1.6%
SPDR S&P 500 ETF Trust	October 2026	718.59	848	60,936,432	998,995
Total Options Purchased – Puts (Cost $2,473,230)				60,936,432	998,995

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
DBS Bank Ltd., Singapore, 2.980%, 8/03/26(d)	$462,077	462,077
Total Short-Term Investments (Cost $462,077)		462,077
Total Investments – 102.5% (Cost $64,517,064)		64,166,763
Other assets less liabilities – (2.5)%		(1,554,707)
Net Assets – 100.0%		$62,612,056

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$774.28	848	$1,044,429	$65,658,944	$(900,737)
				$1,044,429	$65,658,944	$(900,737)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$646.79	848	$980,794	$54,847,792	$(355,380)
				$980,794	$54,847,792	$(355,380)
TOTAL OPTIONS WRITTEN				$2,025,223	$ 120,506,736	$(1,256,117)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

130

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

131

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$62,705,691	$—	$62,705,691
Option Purchased - Puts	—	998,995	—	998,995
Short-Term Investments
Time Deposits	462,077	—	—	462,077
Total Assets	$462,077	$63,704,686	$—	$64,166,763
Liabilities
Call Options Written	$—	$(900,737)	$—	$(900,737)
Put Options Written	—	(355,380)	—	(355,380)
Total Liabilities	$—	$(1,256,117)	$—	$(1,256,117)

132

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 97.9%
Options on ETF – 97.9%
SPDR S&P 500 ETF Trust	November 2026	$5.60	5,188	$2,905,280	$383,533,276
Total Options Purchased – Calls (Cost $387,780,413)				2,905,280	383,533,276
OPTION PURCHASED – PUTS(b)(c) – 3.4%
Options on ETF – 3.4%
SPDR S&P 500 ETF Trust	November 2026	756.40	5,188	392,420,320	13,296,844
Total Options Purchased – Puts (Cost $15,332,163)				392,420,320	13,296,844

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
DBS Bank Ltd., Singapore, 2.980%, 8/03/26(d)	$1,763,660	1,763,660
Total Short-Term Investments (Cost $1,763,660)		1,763,660
Total Investments – 101.8% (Cost $404,876,236)		398,593,780
Other assets less liabilities – (1.8)%		(6,788,076)
Net Assets – 100.0%		$391,805,704

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$817.57	5,188	$6,468,115	$424,155,316	$(1,763,920)
				$6,468,115	$424,155,316	$(1,763,920)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$680.83	5,188	$6,769,974	$353,214,604	$(4,695,140)
				$6,769,974	$353,214,604	$(4,695,140)
TOTAL OPTIONS WRITTEN				$13,238,089	$777,369,920	$(6,459,060)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

133

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

134

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$383,533,276	$—	$—	$383,533,276
Option Purchased - Puts	13,296,844	—	—	13,296,844
Short-Term Investments
Time Deposits	1,763,660	—	—	1,763,660
Total Assets	$398,593,780	$—	$—	$398,593,780
Liabilities
Call Options Written	$(1,763,920)	$—	$—	$(1,763,920)
Put Options Written	(4,695,140)	—	—	(4,695,140)
Total Liabilities	$(6,459,060)	$—	$—	$(6,459,060)

135

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.1%
Options on ETF – 99.1%
SPDR S&P 500 ETF Trust	December 2026	$5.68	114	$64,752	$8,403,580
Total Options Purchased – Calls (Cost $8,408,851)				64,752	8,403,580
OPTION PURCHASED – PUTS(b)(c) – 2.2%
Options on ETF – 2.2%
SPDR S&P 500 ETF Trust	December 2026	709.43	114	8,087,502	182,460
Total Options Purchased – Puts (Cost $214,075)				8,087,502	182,460

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$8,306	8,306
Total Short-Term Investments (Cost $8,306)		8,306
Total Investments – 101.4% (Cost $8,631,232)		8,594,346
Other assets less liabilities – (1.4)%		(119,614)
Net Assets – 100.0%		$8,474,732

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$798.89	114	$173,183	$9,107,346	$(114,298)
				$173,183	$9,107,346	$(114,298)
TOTAL OPTIONS WRITTEN				$173,183	$9,107,346	$(114,298)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

136

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

137

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$8,403,580	$—	$8,403,580
Option Purchased - Puts	—	182,460	—	182,460
Short-Term Investments
Time Deposits	8,306	—	—	8,306
Total Assets	$8,306	$8,586,040	$—	$8,594,346
Liabilities
Call Options Written	$—	$(114,298)	$—	$(114,298)
Total Liabilities	$—	$(114,298)	$—	$(114,298)

138

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 109.3%
Options on ETF – 109.3%
SPDR S&P 500 ETF Trust	September 2026	$4.94	126	$62,244	$9,319,979
Total Options Purchased – Calls (Cost $8,092,331)				62,244	9,319,979
OPTION PURCHASED – PUTS(b)(c) – 0.2%
Options on ETF – 0.2%
SPDR S&P 500 ETF Trust	September 2026	617.82	126	7,784,532	19,359
Total Options Purchased – Puts (Cost $313,469)				7,784,532	19,359

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$24,536	24,536
Total Short-Term Investments (Cost $24,536)		24,536
Total Investments – 109.8% (Cost $8,430,336)		9,363,874
Other assets less liabilities – (9.8)%		(834,724)
Net Assets – 100.0%		$8,529,150

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$689.56	126	$272,431	$8,688,456	$(813,917)
				$272,431	$8,688,456	$(813,917)
TOTAL OPTIONS WRITTEN				$272,431	$8,688,456	$(813,917)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

139

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

140

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$9,319,979	$—	$9,319,979
Option Purchased - Puts	—	19,359	—	19,359
Short-Term Investments
Time Deposits	24,536	—	—	24,536
Total Assets	$24,536	$9,339,338	$—	$9,363,874
Liabilities
Call Options Written	$—	$(813,917)	$—	$(813,917)
Total Liabilities	$—	$(813,917)	$—	$(813,917)

141

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer5 ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.6%
Options on ETF – 98.6%
SPDR S&P 500 ETF Trust	September 2026	$5.53	348	$192,444	$25,720,523
Total Options Purchased – Calls (Cost $25,731,635)				192,444	25,720,523
OPTION PURCHASED – PUTS(b)(c) – 2.1%
Options on ETF – 2.1%
SPDR S&P 500 ETF Trust	September 2026	746.84	348	25,990,032	540,270
Total Options Purchased – Puts (Cost $667,793)				25,990,032	540,270

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
JP Morgan Chase & Co., New York, 2.980%, 8/03/26(d)	$150,692	150,692
Total Short-Term Investments (Cost $150,692)		150,692
Total Investments – 101.3% (Cost $26,550,120)		26,411,485
Other assets less liabilities – (1.3)%		(350,791)
Net Assets – 100.0%		$26,060,694

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$786.35	348	$248,809	$27,364,980	$(97,151)
				$248,809	$27,364,980	$(97,151)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$709.43	348	$344,934	$24,688,164	$(239,967)
				$344,934	$24,688,164	$(239,967)
TOTAL OPTIONS WRITTEN				$593,743	$52,053,144	$(337,118)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

142

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer5 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer5 ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

143

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer5 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer5 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$25,720,523	$—	$25,720,523
Option Purchased - Puts	—	540,270	—	540,270
Short-Term Investments
Time Deposits	150,692	—	—	150,692
Total Assets	$150,692	$26,260,793	$—	$26,411,485
Liabilities
Call Options Written	$—	$(97,151)	$—	$(97,151)
Put Options Written	—	(239,967)	—	(239,967)
Total Liabilities	$—	$(337,118)	$—	$(337,118)

144

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.5%
Options on ETF – 98.5%
SPDR S&P 500 ETF Trust	September 2026	$5.60	731	$409,360	$54,022,800
Total Options Purchased – Calls (Cost $54,064,976)				409,360	54,022,800
OPTION PURCHASED – PUTS(b)(c) – 2.1%
Options on ETF – 2.1%
SPDR S&P 500 ETF Trust	September 2026	746.70	731	54,583,770	1,131,201
Total Options Purchased – Puts (Cost $1,395,907)				54,583,770	1,131,201

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$360,330	360,330
Total Short-Term Investments (Cost $360,330)		360,330
Total Investments – 101.3% (Cost $55,821,213)		55,514,331
Other assets less liabilities – (1.3)%		(722,855)
Net Assets – 100.0%		$54,791,476

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$768.35	731	$1,009,644	$56,166,385	$(553,374)
				$1,009,644	$56,166,385	$(553,374)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$634.75	731	$243,004	$46,400,225	$(140,893)
				$243,004	$46,400,225	$(140,893)
TOTAL OPTIONS WRITTEN				$1,252,648	$102,566,610	$(694,267)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

145

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

146

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer15 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$54,022,800	$—	$54,022,800
Option Purchased - Puts	—	1,131,201	—	1,131,201
Short-Term Investments
Time Deposits	360,330	—	—	360,330
Total Assets	$360,330	$55,154,001	$—	$55,514,331
Liabilities
Call Options Written	$—	$(553,374)	$—	$(553,374)
Put Options Written	—	(140,893)	—	(140,893)
Total Liabilities	$—	$(694,267)	$—	$(694,267)

147

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer100 Protection ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.0%
Options on ETF – 99.0%
SPDR S&P 500 ETF Trust	September 2026	$5.68	670	$380,560	$49,509,422
Total Options Purchased – Calls (Cost $49,531,226)				380,560	49,509,422
OPTION PURCHASED – PUTS(b)(c) – 2.1%
Options on ETF – 2.1%
SPDR S&P 500 ETF Trust	September 2026	746.77	670	50,033,590	1,038,487
Total Options Purchased – Puts (Cost $1,301,956)				50,033,590	1,038,487

	Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
JP Morgan Chase & Co., New York, 2.980%, 8/03/26(d)	$391,524	391,524
Total Short-Term Investments (Cost $391,524)		391,524
Total Investments – 101.9% (Cost $51,224,706)		50,939,433
Other assets less liabilities – (1.9)%		(966,490)
Net Assets – 100.0%		$49,972,943

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$746.77	506	$1,264,958	$37,786,562	$(940,750)
				$1,264,958	$37,786,562	$(940,750)
TOTAL OPTIONS WRITTEN				$1,264,958	$37,786,562	$(940,750)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

148

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer100 Protection ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer100 Protection ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

149

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer100 Protection ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Equity Buffer100 Protection ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$49,509,422	$—	$49,509,422
Option Purchased - Puts	—	1,038,487	—	1,038,487
Short-Term Investments
Time Deposits	391,524	—	—	391,524
Total Assets	$391,524	$50,547,909	$—	$50,939,433
Liabilities
Call Options Written	$—	$(940,750)	$—	$(940,750)
Total Liabilities	$—	$(940,750)	$—	$(940,750)

150

AIM ETF PRODUCTS TRUST
AllianzIM Growth-100 Buffer5 ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 96.6%
Options on ETF – 96.6%
Invesco QQQ Trust, Series 1	September 2026	$5.45	129	$70,305	$8,789,333
Total Options Purchased – Calls (Cost $9,343,192)				70,305	8,789,333
OPTION PURCHASED – PUTS(b)(c) – 7.4%
Options on ETF – 7.4%
Invesco QQQ Trust, Series 1	September 2026	736.47	129	9,500,463	669,458
Total Options Purchased – Puts (Cost $471,448)				9,500,463	669,458

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$24,109	24,109
Total Short-Term Investments (Cost $24,109)		24,109
Total Investments – 104.3% (Cost $9,838,749)		9,482,900
Other assets less liabilities – (4.3)%		(388,207)
Net Assets – 100.0%		$9,094,693

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
Invesco QQQ Trust, Series 1	September 2026	$806.06	129	$110,168	$10,398,174	$(7,936)
				$110,168	$10,398,174	$(7,936)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
Invesco QQQ Trust, Series 1	September 2026	$699.58	129	$279,947	$9,024,582	$(374,617)
				$279,947	$9,024,582	$(374,617)
TOTAL OPTIONS WRITTEN				$390,115	$19,422,756	$(382,553)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

151

AIM ETF PRODUCTS TRUST
AllianzIM Growth-100 Buffer5 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM Growth-100 Buffer5 ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

152

AIM ETF PRODUCTS TRUST
AllianzIM Growth-100 Buffer5 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM Growth-100 Buffer5 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$8,789,333	$—	$8,789,333
Option Purchased - Puts	—	669,458	—	669,458
Short-Term Investments
Time Deposits	24,109	—	—	24,109
Total Assets	$24,109	$9,458,791	$—	$9,482,900
Liabilities
Call Options Written	$—	$(7,936)	$—	$(7,936)
Put Options Written	—	(374,617)	—	(374,617)
Total Liabilities	$—	$(382,553)	$—	$(382,553)

153

AIM ETF PRODUCTS TRUST
AllianzIM Growth-100 Buffer15 ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 93.5%
Options on ETF – 93.5%
Invesco QQQ Trust, Series 1	September 2026	$5.52	123	$67,896	$8,379,671
Total Options Purchased – Calls (Cost $8,828,964)				67,896	8,379,671
OPTION PURCHASED – PUTS(b)(c) – 7.1%
Options on ETF – 7.1%
Invesco QQQ Trust, Series 1	September 2026	736.33	123	9,056,859	637,032
Total Options Purchased – Puts (Cost $466,692)				9,056,859	637,032

	Principal
SHORT-TERM INVESTMENTS – 0.9%
Time Deposits – 0.9%
Citibank, New York, 2.980%, 8/03/26(d)	$85,132	85,132
Total Short-Term Investments (Cost $85,132)		85,132
Total Investments – 101.5% (Cost $9,380,788)		9,101,835
Other assets less liabilities – (1.5)%		(130,877)
Net Assets – 100.0%		$8,970,958

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
Invesco QQQ Trust, Series 1	September 2026	$768.43	123	$228,349	$9,451,689	$(28,721)
				$228,349	$9,451,689	$(28,721)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
Invesco QQQ Trust, Series 1	September 2026	$625.94	123	$102,086	$7,699,062	$(97,819)
				$102,086	$7,699,062	$(97,819)
TOTAL OPTIONS WRITTEN				$330,435	$17,150,751	$(126,540)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

154

AIM ETF PRODUCTS TRUST
AllianzIM Growth-100 Buffer15 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM Growth-100 Buffer15 ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

155

AIM ETF PRODUCTS TRUST
AllianzIM Growth-100 Buffer15 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM Growth-100 Buffer15 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$8,379,671	$—	$8,379,671
Option Purchased - Puts	—	637,032	—	637,032
Short-Term Investments
Time Deposits	85,132	—	—	85,132
Total Assets	$85,132	$9,016,703	$—	$9,101,835
Liabilities
Call Options Written	$—	$(28,721)	$—	$(28,721)
Put Options Written	—	(97,819)	—	(97,819)
Total Liabilities	$—	$(126,540)	$—	$(126,540)

156

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Small Cap Buffer5 ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 97.2%
Options on ETF – 97.2%
iShares Russell 2000 ETF	September 2026	$2.22	252	$55,944	$7,258,200
Total Options Purchased – Calls (Cost $7,468,994)				55,944	7,258,200
OPTION PURCHASED – PUTS(b)(c) – 4.4%
Options on ETF – 4.4%
iShares Russell 2000 ETF	September 2026	300.48	252	7,572,096	331,922
Total Options Purchased – Puts (Cost $297,411)				7,572,096	331,922

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 8/03/26(d)	$53,876	53,876
Total Short-Term Investments (Cost $53,876)		53,876
Total Investments – 102.3% (Cost $7,820,281)		7,643,998
Other assets less liabilities – (2.3)%		(174,095)
Net Assets – 100.0%		$7,469,903

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares Russell 2000 ETF	September 2026	$325.30	252	$80,309	$8,197,560	$(9,243)
				$80,309	$8,197,560	$(9,243)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares Russell 2000 ETF	September 2026	$285.43	252	$161,399	$7,192,836	$(160,242)
				$161,399	$7,192,836	$(160,242)
TOTAL OPTIONS WRITTEN				$241,708	$15,390,396	$(169,485)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

157

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Small Cap Buffer5 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Small Cap Buffer5 ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

158

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Small Cap Buffer5 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Small Cap Buffer5 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$7,258,200	$—	$7,258,200
Option Purchased - Puts	—	331,922	—	331,922
Short-Term Investments
Time Deposits	53,876	—	—	53,876
Total Assets	$53,876	$7,590,122	$—	$7,643,998
Liabilities
Call Options Written	$—	$(9,243)	$—	$(9,243)
Put Options Written	—	(160,242)	—	(160,242)
Total Liabilities	$—	$(169,485)	$—	$(169,485)

159

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Small Cap Buffer15 ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 96.0%
Options on ETF – 96.0%
iShares Russell 2000 ETF	September 2026	$2.25	217	$48,825	$6,249,501
Total Options Purchased – Calls (Cost $6,439,600)				48,825	6,249,501
OPTION PURCHASED – PUTS(b)(c) – 4.4%
Options on ETF – 4.4%
iShares Russell 2000 ETF	September 2026	300.42	217	6,519,114	285,040
Total Options Purchased – Puts (Cost $248,420)				6,519,114	285,040

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 8/03/26(d)	$44,629	44,629
Total Short-Term Investments (Cost $44,629)		44,629
Total Investments – 101.1% (Cost $6,732,649)		6,579,170
Other assets less liabilities – (1.1)%		(73,016)
Net Assets – 100.0%		$6,506,154

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares Russell 2000 ETF	September 2026	$311.42	217	$175,129	$6,757,814	$(37,830)
				$175,129	$6,757,814	$(37,830)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares Russell 2000 ETF	September 2026	$255.38	217	$40,281	$5,541,746	$(31,174)
				$40,281	$5,541,746	$(31,174)
TOTAL OPTIONS WRITTEN				$215,410	$12,299,560	$(69,004)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

160

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Small Cap Buffer15 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Small Cap Buffer15 ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

161

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Small Cap Buffer15 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM U.S. Small Cap Buffer15 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$6,249,501	$—	$6,249,501
Option Purchased - Puts	—	285,040	—	285,040
Short-Term Investments
Time Deposits	44,629	—	—	44,629
Total Assets	$44,629	$6,534,541	$—	$6,579,170
Liabilities
Call Options Written	$—	$(37,830)	$—	$(37,830)
Put Options Written	—	(31,174)	—	(31,174)
Total Liabilities	$—	$(69,004)	$—	$(69,004)

162

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer5 ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.7%
Options on ETF – 99.7%
iShares MSCI EAFE ETF	September 2026	$0.77	770	$59,290	$8,067,567
Total Options Purchased – Calls (Cost $7,928,525)				59,290	8,067,567
OPTION PURCHASED – PUTS(b)(c) – 1.7%
Options on ETF – 1.7%
iShares MSCI EAFE ETF	September 2026	103.89	770	7,999,530	138,400
Total Options Purchased – Puts (Cost $228,411)				7,999,530	138,400

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Citibank, New York, 2.980%, 8/03/26(d)	$48,634	48,634
Total Short-Term Investments (Cost $48,634)		48,634
Total Investments – 102.0% (Cost $8,205,570)		8,254,601
Other assets less liabilities – (2.0)%		(162,993)
Net Assets – 100.0%		$8,091,608

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares MSCI EAFE ETF	September 2026	$109.46	770	$102,275	$8,428,420	$(92,046)
				$102,275	$8,428,420	$(92,046)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares MSCI EAFE ETF	September 2026	$98.69	770	$113,864	$7,599,130	$(66,366)
				$113,864	$7,599,130	$(66,366)
TOTAL OPTIONS WRITTEN				$216,139	$16,027,550	$(158,412)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

163

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer5 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM International Equity Buffer5 ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

164

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer5 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM International Equity Buffer5 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$8,067,567	$—	$8,067,567
Option Purchased - Puts	—	138,400	—	138,400
Short-Term Investments
Time Deposits	48,634	—	—	48,634
Total Assets	$48,634	$8,205,967	$—	$8,254,601
Liabilities
Call Options Written	$—	$(92,046)	$—	$(92,046)
Put Options Written	—	(66,366)	—	(66,366)
Total Liabilities	$—	$(158,412)	$—	$(158,412)

165

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.1%
Options on ETF – 100.1%
iShares MSCI EAFE ETF	September 2026	$0.78	565	$44,070	$5,919,144
Total Options Purchased – Calls (Cost $5,825,348)				44,070	5,919,144
OPTION PURCHASED – PUTS(b)(c) – 1.7%
Options on ETF – 1.7%
iShares MSCI EAFE ETF	September 2026	103.87	565	5,868,655	101,242
Total Options Purchased – Puts (Cost $165,743)				5,868,655	101,242

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 8/03/26(d)	$38,729	38,729
Total Short-Term Investments (Cost $38,729)		38,729
Total Investments – 102.5% (Cost $6,029,820)		6,059,115
Other assets less liabilities – (2.5)%		(149,154)
Net Assets – 100.0%		$5,909,961

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares MSCI EAFE ETF	September 2026	$106.87	565	$137,097	$6,038,155	$(130,114)
				$137,097	$6,038,155	$(130,114)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares MSCI EAFE ETF	September 2026	$88.30	565	$23,532	$4,988,950	$(15,351)
				$23,532	$4,988,950	$(15,351)
TOTAL OPTIONS WRITTEN				$160,629	$11,027,105	$(145,465)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

166

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM International Equity Buffer15 ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

167

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM International Equity Buffer15 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$5,919,144	$—	$5,919,144
Option Purchased - Puts	—	101,242	—	101,242
Short-Term Investments
Time Deposits	38,729	—	—	38,729
Total Assets	$38,729	$6,020,386	$—	$6,059,115
Liabilities
Call Options Written	$—	$(130,114)	$—	$(130,114)
Put Options Written	—	(15,351)	—	(15,351)
Total Liabilities	$—	$(145,465)	$—	$(145,465)

168

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Equity Buffer20 Dec ETF	196,626	$7,047,075
AllianzIM U.S. Equity Buffer20 Aug ETF	204,589	7,015,357
AllianzIM U.S. Equity Buffer20 Mar ETF	192,729	7,002,230
AllianzIM U.S. Equity Buffer20 Sep ETF	207,892	6,998,539
AllianzIM U.S. Equity Buffer20 Nov ETF	195,164	6,998,015
AllianzIM U.S. Equity Buffer20 Oct ETF	169,576	6,993,314
AllianzIM U.S. Equity Buffer20 Jan ETF	179,235	6,981,849
AllianzIM U.S. Equity Buffer20 Feb ETF	195,261	6,980,581
AllianzIM U.S. Equity Buffer20 Jul ETF	170,363	6,971,254
AllianzIM U.S. Equity Buffer20 Apr ETF	186,006	6,947,101
AllianzIM U.S. Equity Buffer20 May ETF	196,637	6,874,430
AllianzIM U.S. Equity Buffer20 Jun ETF	199,177	6,863,639
Total Affiliated Exchange-Traded Funds (Cost $76,733,985)		83,673,384

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 8/03/26(c)	$3,038	3,038
Total Short-Term Investments (Cost $3,038)		3,038
Total Investments – 100.0% (Cost $76,737,023)		83,676,422
Other assets less liabilities – 0.0%*		(3,486)
Net Assets – 100.0%		$83,672,936

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2026.

The accompanying notes are an integral part of the financial statements.

169

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM Buffer20 Allocation ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

170

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM Buffer20 Allocation ETF
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$83,673,384	$—	$—	$83,673,384
Short-Term Investments
Time Deposits	3,038	—	—	3,038
Total Assets	$83,676,422	$—	$—	$83,676,422

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Company	Value as of October 31, 2025	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of July 31, 2026	Dividend Income	Shares as of July 31, 2026
AllianzIM U.S. Equity Buffer20 Dec ETF	$3,471,514	$3,297,068	$(118,176)	$16,650	$380,019	$7,047,075	$ —	196,626
AllianzIM U.S. Equity Buffer20 Aug ETF	3,470,297	3,297,394	(117,686)	16,070	349,282	7,015,357	—	204,589
AllianzIM U.S. Equity Buffer20 Mar ETF	3,433,476	3,296,982	(117,685)	15,022	374,435	7,002,230	—	192,729
AllianzIM U.S. Equity Buffer20 Sep ETF	3,451,886	3,297,367	(117,208)	15,202	351,292	6,998,539	—	207,892
AllianzIM U.S. Equity Buffer20 Nov ETF	3,431,913	3,297,261	(116,801)	14,160	371,482	6,998,015	—	195,164
AllianzIM U.S. Equity Buffer20 Oct ETF	3,438,147	3,295,829	(116,866)	14,482	361,722	6,993,314	—	169,576
AllianzIM U.S. Equity Buffer20 Jan ETF	3,428,961	3,297,230	(117,041)	14,801	357,898	6,981,849	—	179,235
AllianzIM U.S. Equity Buffer20 Feb ETF	3,427,503	3,297,145	(117,156)	15,128	357,961	6,980,581	—	195,261
AllianzIM U.S. Equity Buffer20 Jul ETF	3,477,693	3,296,677	(117,777)	16,853	297,808	6,971,254	—	170,363
AllianzIM U.S. Equity Buffer20 Apr ETF	3,334,019	3,297,907	(116,971)	14,685	417,461	6,947,101	—	186,006
AllianzIM U.S. Equity Buffer20 May ETF	3,412,440	3,296,973	(115,707)	12,889	267,835	6,874,430	—	196,637
AllianzIM U.S. Equity Buffer20 Jun ETF	3,461,217	3,296,298	(117,263)	15,740	207,647	6,863,639	—	199,177
	$41,239,066	$39,564,131	$(1,406,337)	$181,682	$4,094,842	$83,673,384	$—	2,293,255

171

AIM ETF PRODUCTS TRUST
AllianzIM Buffer15 Uncapped Allocation ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	454,205	$15,010,931
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	438,904	14,948,061
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	465,469	14,875,505
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	469,525	14,871,031
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	477,663	14,807,314
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	491,794	14,768,721
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	498,309	14,759,364
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	479,572	14,737,583
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	486,106	14,736,352
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	497,745	14,726,582
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	504,353	14,697,048
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	458,606	14,606,464
Total Affiliated Exchange-Traded Funds (Cost $163,148,130)		177,544,956
Total Investments – 100.0% (Cost $163,148,130)		177,544,956
Other assets less liabilities – 0.0%*		(8,517)
Net Assets – 100.0%		$177,536,439

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.

The accompanying notes are an integral part of the financial statements.

172

AIM ETF PRODUCTS TRUST
AllianzIM Buffer15 Uncapped Allocation ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM Buffer15 Uncapped Allocation ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

173

AIM ETF PRODUCTS TRUST
AllianzIM Buffer15 Uncapped Allocation ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM Buffer15 Uncapped Allocation ETF
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$177,544,956	$—	$—	$177,544,956
Total Assets	$177,544,956	$—	$—	$177,544,956

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Company	Value as of October 31, 2025	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of July 31, 2026	Dividend Income	Shares as of July 31, 2026
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	$7,246,712	$7,590,392	$(844,980)	$133,162	$885,645	$15,010,931	$ —	454,205
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	7,255,919	7,592,225	(844,943)	133,575	811,285	14,948,061	—	438,904
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	7,240,278	7,590,333	(842,036)	129,266	757,664	14,875,505	—	465,469
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	7,245,311	7,589,471	(842,102)	128,852	749,499	14,871,031	—	469,525
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	7,232,466	7,589,807	(840,712)	124,765	700,988	14,807,314	—	477,663
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	7,232,021	7,591,142	(840,497)	123,039	663,016	14,768,721	—	491,794
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	7,225,364	7,589,123	(840,042)	121,585	663,334	14,759,364	—	498,309
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	7,263,169	7,589,770	(842,874)	128,569	598,949	14,737,583	—	479,572
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	7,228,994	7,589,869	(839,575)	121,556	635,508	14,736,352	—	486,106
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	7,231,689	7,591,087	(838,336)	120,566	621,576	14,726,582	—	497,745
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	7,192,044	7,589,323	(835,808)	111,538	639,951	14,697,048	—	504,353
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	7,262,795	7,591,310	(836,096)	124,317	464,138	14,606,464	—	458,606
	$86,856,762	$91,083,852	$(10,088,001)	$1,500,790	$8,191,553	$177,544,956	$—	5,722,251

174

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Schedule of Investments
July 31, 2026 (unaudited)
	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	350,569	$12,116,191
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	354,634	12,076,955
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	326,667	11,969,079
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	381,022	11,786,458
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	369,764	11,717,821
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	317,782	11,484,355
Total Affiliated Exchange-Traded Funds (Cost $64,934,411)		71,150,859
Total Investments – 100.0% (Cost $64,934,411)		71,150,859
Other assets less liabilities – 0.0%*		(6,978)
Net Assets – 100.0%		$71,143,881

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.

The accompanying notes are an integral part of the financial statements.

175

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited)
Investment Valuation
The AllianzIM 6 Month Buffer10 Allocation ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

176

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Notes to Schedule of Investments
July 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2026:
AllianzIM 6 Month Buffer10 Allocation ETF
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$71,150,859	$—	$—	$71,150,859
Total Assets	$71,150,859	$—	$—	$71,150,859

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Company	Value as of October 31, 2025	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of July 31, 2026	Dividend Income	Shares as of July 31, 2026
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	$6,421,815	$5,433,800	$(586,026)	$71,704	$774,898	$12,116,191	$ —	350,569
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	6,455,916	5,432,592	(590,051)	76,353	702,145	12,076,955	—	354,634
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	6,396,584	5,430,971	(583,421)	67,332	657,613	11,969,079	—	326,667
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	6,256,920	5,433,336	(570,500)	48,817	617,885	11,786,458	—	381,022
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	6,185,821	5,432,455	(564,050)	40,644	622,951	11,717,821	—	369,764
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	6,178,495	5,427,252	(561,521)	38,757	401,372	11,484,355	—	317,782
	$37,895,551	$32,590,406	$(3,455,569)	$343,607	$3,776,864	$71,150,859	$—	2,100,438

177